28. OPERATING SEGMENTS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Non-current assets by geographic area	$ 524,919,199	$ 495,369,399	$ 472,629,607
Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	407,399,841	364,442,393	332,161,497
Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	25,378,661	27,248,552	26,897,481
England
Disclosure of operating segments [line items]
Non-current assets by geographic area	211,246	105,754	571,221
Sweden
Disclosure of operating segments [line items]
Non-current assets by geographic area			28,960
Norway
Disclosure of operating segments [line items]
Non-current assets by geographic area			5,054
Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	2,297,040	6,176,484	5,300,928
Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	8,949	170,720	222,822
China
Disclosure of operating segments [line items]
Non-current assets by geographic area	114,075
United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	88,439,566	96,226,236	106,788,875
Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	492,775	469,304	203,486
Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	600,207	504,049	433,941
Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	5,566	4,194	13,224
France
Disclosure of operating segments [line items]
Non-current assets by geographic area	(28,727)	21,713	2,118
Wine in bulk
Disclosure of operating segments [line items]
Non-current assets by geographic area	519,381,025	495,357,879	472,578,686
Wine in bulk | Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	401,861,667	364,430,873	332,110,576
Wine in bulk | Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	25,378,661	27,248,552	26,897,481
Wine in bulk | England
Disclosure of operating segments [line items]
Non-current assets by geographic area	211,246	105,754	571,221
Wine in bulk | Sweden
Disclosure of operating segments [line items]
Non-current assets by geographic area			28,960
Wine in bulk | Norway
Disclosure of operating segments [line items]
Non-current assets by geographic area			5,054
Wine in bulk | Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	2,297,040	6,176,484	5,300,928
Wine in bulk | Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	8,949	170,720	222,822
Wine in bulk | China
Disclosure of operating segments [line items]
Non-current assets by geographic area	114,075
Wine in bulk | United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	88,439,566	96,226,236	106,788,875
Wine in bulk | Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	492,775	469,304	203,486
Wine in bulk | Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	600,207	504,049	433,941
Wine in bulk | Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	5,566	4,194	13,224
Wine in bulk | France
Disclosure of operating segments [line items]
Non-current assets by geographic area	(28,727)	21,713	2,118
Other Segment
Disclosure of operating segments [line items]
Non-current assets by geographic area	5,538,174	11,520	50,921
Other Segment | Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	5,538,174	11,520	50,921
Other Segment | Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | England
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Sweden
Disclosure of operating segments [line items]
Non-current assets by geographic area			0
Other Segment | Norway
Disclosure of operating segments [line items]
Non-current assets by geographic area			0
Other Segment | Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | China
Disclosure of operating segments [line items]
Non-current assets by geographic area	0
Other Segment | United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Other Segment | France
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Chile
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Argentina
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | England
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Sweden
Disclosure of operating segments [line items]
Non-current assets by geographic area			0
Not assigned | Norway
Disclosure of operating segments [line items]
Non-current assets by geographic area			0
Not assigned | Brazil
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Asia
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | China
Disclosure of operating segments [line items]
Non-current assets by geographic area	0
Not assigned | United States of America
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Mexico
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Canada
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | Africa
Disclosure of operating segments [line items]
Non-current assets by geographic area	0	0	0
Not assigned | France
Disclosure of operating segments [line items]
Non-current assets by geographic area	$ 0	$ 0	$ 0